Shares	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Shares
Shares
a) Common shares
Authorized:
Unlimited number of voting common shares
Unlimited number of non-voting common shares
Issued and outstanding:

	Number of Shares	Amount
Voting common shares
Issued and outstanding at December 31, 2011	36,249,086	$304,896
Issued upon exercise of stock options	1,920	7
Transferred from additional paid-in capital on exercise of stock options	—	5
Issued and outstanding at December 31, 2012	36,251,006	$304,908
Issued upon exercise of stock options	295,230	1,175
Transferred from additional paid-in capital on exercise of stock options	—	567
Retired through Share Purchase Program (note 18(c))	(1,800,000)	(16,133)
Issued and outstanding at December 31, 2013	34,746,236	$290,517

b) Net (loss) income per share

Year ended December 31,	2013	2012
Net loss from continuing operations	$(18,047)	$(32,496)
Net income from discontinued operations	87,231	18,823
Net income (loss)	$69,184	$(13,673)

Weighted average number of common shares	36,269,996	36,250,959

Basic per share information
Net loss from continuing operations	$(0.50)	$(0.90)
Net income from discontinued operations	2.41	0.52
Net income (loss)	$1.91	$(0.38)

Dilutive effect of stock options	342,957	—
Weighted average number of diluted common shares	36,612,953	36,250,959

Diluted per share information
Net loss from continuing operations	$(0.50)	$(0.90)
Net income from discontinued operations	2.39	0.52
Net income (loss)	$1.89	$(0.38)

For the year ended December 31, 2013, there were 863,414 stock options which were anti-dilutive (December 31, 2012 – 3,029,734 and 50,000 stock options and stock awards, respectively) and therefore were not considered in computing diluted earnings per share.
c) Share Purchase Program
Effective October 24, 2013, the Company commenced purchasing and subsequently canceling 1,800,000 voting common shares, in the normal course, in the United States primarily through the facilities of the New York Stock Exchange, using funds from recent business divestments. The common voting shares purchased represented approximately 5% of the issued and outstanding voting common shares. During the year ended December 31, 2013, the Company retired 1,800,000 shares, resulting in a reduction of $16,133 to common stock and an increase to additional paid in capital of $4,393.